Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2022
Entity Registrant Name	BNY Mellon Midcap Index Fund, Inc.
Entity Central Index Key	0000875732
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Feb. 23, 2023
Document Effective Date	Mar. 01, 2023
Prospectus Date	Mar. 01, 2023
BNY Mellon S&P 500 Index Fund | BNY Mellon S&P 500 Index Fund
Prospectus:
Trading Symbol	PEOPX
BNY Mellon Midcap Index Fund, Inc. | Investor Shares
Prospectus:
Trading Symbol	PESPX
BNY Mellon Midcap Index Fund, Inc. | Class I
Prospectus:
Trading Symbol	DMIDX
BNY Mellon Smallcap Stock Index Fund | Investor Shares
Prospectus:
Trading Symbol	DISSX
BNY Mellon Smallcap Stock Index Fund | Class I
Prospectus:
Trading Symbol	DISIX
BNY Mellon International Stock Index Fund | Investor Shares
Prospectus:
Trading Symbol	DIISX
BNY Mellon International Stock Index Fund | Class I
Prospectus:
Trading Symbol	DINIX